Installment Loans (Tables)	12 Months Ended
Mar. 31, 2017
Composition of Installment Loans By Domicile and Type of Borrower

The composition of installment loans by domicile and type of borrower at March 31, 2016 and 2017 is as follows:

	Millions of yen
	2016	2017
Borrowers in Japan:
Consumer—
Housing loans	¥1,122,088	¥1,261,571
Card loans	260,533	270,007
Other	23,466	28,668

	1,406,087	1,560,246

Corporate—
Real estate companies	230,001	270,965
Non-recourse loans	19,951	12,758
Commercial, industrial and other companies	365,371	340,050

	615,323	623,773

Overseas:
Non-recourse loans	61,260	75,968
Commercial, industrial companies and other	479,039	530,924

	540,299	606,892
Purchased loans*	30,524	24,795

	¥2,592,233	¥2,815,706

*	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

Contractual Maturities of Installment Loans Except Purchased Loans

At March 31, 2017, the contractual maturities of installment loans (except purchased loans) for each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2018	¥473,690
2019	308,873
2020	256,967
2021	223,030
2022	189,921
Thereafter	1,338,430

Total	¥2,790,911